CHANGES IN OPERATING WORKING CAPITAL (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CHANGES IN OPERATING WORKING CAPITAL
(Increase)/decrease in Accounts receivable	$ (925)	$ 129	$ 31
Increase in Inventories	(93)	(55)	(42)
Increase in Other current assets	(141)	(221)	(15)
Increase/(decrease) in Accounts payable and other	890	(162)	352
Decrease in Accrued interest	(18)	(18)	(33)
(Increase)/Decrease in Operating Working Capital	$ (287)	$ (327)	$ 293